FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Operating lease rental revenue	$ 391,100
Amount from leases with variable rates	71,400
Future Minimum Rental Payments Due [Abstract]
2020	321,993
2021	288,459
2022	244,007
2023	201,380
2024	186,707
Thereafter	480,878
Future minimum rental payments under operating leases	$ 1,723,424